UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:
	September 30, 2010

Check here if Amendment [ ]; Amendment Number:

  This Amendment (Check only one.):	[ ] is a
restatement.
      [ ] adds new holdings entries.

Institutional Investment Manager Filing this
Report:

Name:		McLean Budden Ltd.
Address:		145 King Street West
		Suite 2525
		Toronto, Ontario, Canada, M5H1J8

Form 13F File Number:  28-06597

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of
Reporting Manager:

Name:		Grant Patterson
Title:		Chief Compliance Officer
Phone:		416-862-9800

Signature, Place, and Date of Signing:

		 Toronto, Ontario
November 09, 2010
	[Signature]	[City, State][Date]

Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.  (Check here if all
holdings of this reporting manager are reported in this report.)

[ ]	13F NOTICE.  (Check here if no holdings reported
are in this report, and all
holdings are reported by other reporting manager(s).)

[ ]	13F COMBINATION REPORT.  (Check here if a
portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this
Manager:
[If there are no entries in this list,
omit this section.]

     Form 13F File Number		Name

     28-
     [Repeat as necessary.]


FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:	0

Form 13F Information Table Entry Total:
	181

Form 13F Information Table Value Total:
	15,893,242 (in Canadian $)
      (thousands)


List of Other Included Managers:	None


Provide a numbered list of the name(s) and Form
13F file number(s) of all
institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list,
state "NONE" and omit the column headings and list entries.]

No.	Form 13F File Number		Name

_____	28-

[Repeat as necessary.]

CHI99 3763896-1.014553.0011



MCLEAN BUDDEN LIMITED Form 13F INFORMATION TABLE :
September 30, 2010 COLUMN 1 COLUMN 2 COLUMN 3 COLUMN 4
COLUMN 5 COLUMN 6 COLUMN COLUMN 8 VALUE SHRS OR SHPUTINVESTMENOTHER VOTING AUTHORITY NAME OF ISSUER
TITLE OF CLASCUSIP (x$1000) PRN AMT PRCALDISCRETIOMANAGER
SOLE SHARENONE AGRIUM INC COMMON 008916108327707.82
4,244,920SH SOLE 4,244,920 AIR LIQUIDE ADR (0.2 ORD)009126202
36390.58 1,444,116SH SOLE 1,444,116 AKZO NOBEL V SP ADR (1
ORD010199305 3168.40 49,785SH SOLE 49,785 ALSTOM SPON ADR
144A021244207 1290.24 248,100SH SOLE 248,100 AMGEN INC
COMMON 031162100 46973.86 827,700SH SOLE 827,700 APACHE CORP
COMMON 037411105 83015.16 824,600SH SOLE 824,600 APPLE INC
COMMON 037833100102587.60 351,080SH SOLE 351,080 APPLIED
MATERIALS COMMON 038222105 65059.20 5,408,950SH SOLE
5,408,950 AVERY DENNISON CORP COMMON 053611109 39961.64
1,045,400SH SOLE 1,045,400 BG PLC ADR (5 ORDS) 055434203 60890.64
668,800SH SOLE 668,800 BP PLC ADR (6 ORDS) 055622104 12019.51
283,500SH SOLE 283,500 BANK OF AMERICA CORPCOMMON 060505104158427.7611,734,800SH SOLE 11,734,800 BANK OF
MONTREAL COMMON 063671101 94338.25 1,586,050SH SOLE
1,586,050 BANK OF NOVA SCOTIA COMMON 064149107422584.30
7,694,543SH SOLE 7,694,543 BARRICK GOLD CORP COMMON CAD 067901108212357.63 4,465,986SH SOLE 4,465,986 BAYER A G SP ADR (1
ORD072730302 2102.16 29,300SH SOLE 29,300 BAYERISCHE
MOTOREN WSPON ADR 144A072743206 8181.04 339,500SH SOLE
339,500 BECTON DICKINSON COMMON 075887109 63137.39
827,400SH SOLE 827,400 BOEING CO COMMON 097023105 65059.06
949,450SH SOLE 949,450 BROOKFIELD ASSET MGTCLASS A LTD V112585104248195.65 8,540,800SH SOLE 8,540,800 CAE INC COMMON
124765108 53111.68 5,001,100SH SOLE 5,001,100 CCL INDUSTRIES INC
CLASS B NON V124900309 45632.27 1,575,700SH SOLE 1,575,700 CVS
CAREMARK CORP COMMON 126650100 51360.83 1,584,829SH SOLE
1,584,829 CDN IMP BANK COMMERCCOMMON 136069101 5595.47
74,956SH SOLE 74,956 CDN NATL RAILWAY COMMON
136375102312349.71 4,746,956SH SOLE 4,746,956 CDN NATURAL RES
COMMON 136385101464238.4513,044,070SH SOLE 13,044,070 CDN
TIRE CORP CLASS A NON V136681202 39468.24 688,800SH SOLE
688,800 CANON INC ADR(1 ORD) 138006309 43004.90 893,845SH SOLE
893,845 CAPITALAND LTD ADR(2 ORD SHR140547100 5767.30
915,100SH SOLE 915,100 CHEVRON CORP COMMON 166764100 634.34
7,600SH SOLE 7,600 CHICAGO BRIDGE & IRNN Y REGISTRY
167250109 679.82 27,000SH SOLE 27,000 CLAUDE RESOURCES
INCCOMMON 182873109 1367.34 876,500SH SOLE 876,500 COACH INC
COMMON 189754104101398.56 2,292,000SH SOLE 2,292,000 COCA-
COLA CO COMMON 191216100 1813.94 30,100SH SOLE 30,100
COLGATE PALMOLIVE COCOMMON 194162103 86465.51 1,092,420SH
SOLE 1,092,420 CORNING INCORPORATEDCOMMON 219350105
71046.47 3,774,100SH SOLE 3,774,100 CREDIT SUISSE GRP SP ADR(0.25
O225401108 18946.97 432,300SH SOLE 432,300 DEUTSCHE BOERSE
SPON ADR 144A251542106 5871.62 857,400SH SOLE 857,400 E.ON AG
ADR(0.3333 OR268780103 2831.17 93,100SH SOLE 93,100 EAST JAPAN
RAILWAY SPONS ADR 144273202101 2697.50 260,900SH SOLE 260,900
EBAY INC COMMON 278642103 77513.27 3,084,845SH SOLE 3,084,845
ELECTRONIC ARTS COMMON 285512109 65409.42 3,861,780SH SOLE 3,861,780 EMERSON ELEC CO COMMON 291011104 509.76 9,400SH
SOLE 9,400 ENCANA CORPORATION COMMON
292505104367389.5011,816,967SH SOLE 11,816,967 ERICSSON(LM) TEL
ADR(10 SER B 294821608 7402.86 655,300SH SOLE 655,300 FANUC LTD
JAPAN SPON ADR 144A307305102 7944.87 121,000SH SOLE 121,000
FIRST QUANTUM MNRL COMMON 335934105 93469.63 1,194,500SH
SOLE 1,194,500 FRANKLIN RES INC COMMON 354613101 588.96
5,350SH SOLE 5,350 GENERAL ELECTRIC CO COMMON
369604103101381.69 6,058,335SH SOLE 6,058,335 GILDAN
ACTIVEWEAR COMMON 375916103223292.36 7,715,700SH SOLE
7,715,700 GOLDCORP INC COMMON 380956409122522.79 2,741,002SH
SOLE 2,741,002 HSBC HLDGS PLC SP ADR(5 ORD)404280406 73262.07
1,406,247SH SOLE 1,406,247 HEWLETT PACKARD CO COMMON 428236103144889.66 3,344,352SH SOLE 3,344,352 HITACHI LTD ADR
(10 ORD) 433578507 500.44 11,100SH SOLE 11,100 HONEYWELL INTL
INC COMMON 438516106 98220.64 2,170,650SH SOLE 2,170,650 HOYA
CORP ADR(1 ORD SHR443251103 2079.44 83,200SH SOLE 83,200
IAMGOLD CORP COMMON 450913108 53933.02 2,960,100SH SOLE
2,960,100 IMPERIAL OIL LTD COMMON 453038408 208.60 5,350SH
SOLE 5,350 INFOSYS TECHN LTD ADR(1 ORD SHR456788108 4463.94 64,400SH SOLE 64,400 INTEL CORP COMMON 458140100 3732.98
188,800SH SOLE 188,800 INTL BUSINESS MCHN COMMON 459200101 2316.56 16,770SH SOLE 16,770 INTERNATIONAL PAPER COMMON
460146103 1231.90 55,000SH SOLE 55,000 JOHNSON & JOHNSON
COMMON 478160104 83760.27 1,312,725SH SOLE 1,312,725 JOHNSON
MATTHEY PLC SP ADR 479142309 9513.26 166,600SH SOLE 166,600
KOHLS CORP COMMON 500255104 74750.89 1,377,900SH SOLE
1,377,900 KROGER CO COMMON 501044101 847.61 38,000SH SOLE
38,000 L OREAL CO ADR (0.2 ORD)502117203 23342.05 1,008,300SH
SOLE 1,008,300 ESTEE LAUDER CO CLASS A 518439104 40930.82
628,600SH SOLE 628,600 LENOVO GROUP LTD ADR (20 ORD)
526250105 1075.34 85,000SH SOLE 85,000 MAGNA INTL INC COMMON
559222401443378.49 5,251,433SH SOLE 5,251,433 MICROSOFT CORP
COMMON 594918104180036.98 7,138,715SH SOLE 7,138,715
MITSUBISHI UFJ FINL ADR( 1 ORD SH606822104 3243.51 680,270SH
SOLE 680,270 NASDAQ OMX GROUP COMMON 631103108 5830.63
291,400SH SOLE 291,400 NESTLE S A ADS(1 ORD SHR641069406
55038.01 1,000,287SH SOLE 1,000,287 NEWCREST MNG LTD ADR(1
ORD SHR651191108 1883.25 47,500SH SOLE 47,500 NINTENDO LTD
ADR(0.125 ORD654445303 4713.44 146,700SH SOLE 146,700 NIPPON
TELEG & TEL NEW ADR(0.50 654624105 4153.47 184,000SH SOLE
184,000 OPEN TEXT CORP COMMON 683715106277011.74 5,705,700SH
SOLE 5,705,700 PEPSICO INC COMMON 713448108142710.94
2,085,810SH SOLE 2,085,810 PT TELEKOMUNIKAS INDADR(40 SER B 715684106 51169.10 1,203,400SH SOLE 1,203,400 PFIZER INC COMMON
717081103183294.5510,366,362SH SOLE 10,366,362 PHILIP MORRIS
INTL COMMON 718172109 979.57 16,980SH SOLE 16,980 PROCTER &
GAMBLE CO COMMON 742718109 1731.98 28,045SH SOLE 28,045
QUALCOMM INC COMMON 747525103 97381.87 2,095,250SH SOLE
2,095,250 REED ELSEVIER N V SPONS ADR 144758204200 36545.83
1,408,824SH SOLE 1,408,824 RESEARCH IN MOTION COMMON 760975102661242.2513,198,448SH SOLE 13,198,448 REXAM PLC SP
ADR NEW200761655406 297.82 12,000SH SOLE 12,000 ROCHE HLDG
LTD NEW ADR(4 ORD771195104 50194.94 1,428,140SH SOLE 1,428,140
ROGERS COMMUNICATIONCLASS B NON V775109200173223.64
4,498,147SH SOLE 4,498,147 ROYAL BANK CDA COMMON 780087102783995.4914,629,511SH SOLE 14,629,511 ROYAL DUTCH
SHELL ADR(2 ORD CL 780259206 248.39 4,000SH SOLE 4,000 SAP AG
SPNS ADR(1 OR803054204 36063.56 710,200SH SOLE 710,200
SCHLUMBERGER LTD COMMON 806857108117148.56 1,846,430SH
SOLE 1,846,430 SIEMENS A G SP ADR 826197501 36624.96 337,430SH
SOLE 337,430 SPECTRA ENERGY CORP COMMON 847560109 85080.50 3,663,790SH SOLE 3,663,790 SUNCOR ENERGY INC COMMON 867224107811891.3924,235,564SH SOLE 24,235,564 SYSCO CORP
COMMON 871829107 41421.83 1,410,350SH SOLE 1,410,350 TAIWAN
SEMICONDUCTORSP ADR(5 ORD)874039100 32218.36 3,085,408SH
SOLE 3,085,408 TESCO PLC SPONS ADR 3 O881575302 2064.67
99,500SH SOLE 99,500 TEVA PHARMACEUTICAL ADR (1 ORD)
881624209 38563.15 709,900SH SOLE 709,900 THOMPSON CREEK
MTLS COMMON 884768102 3049.75 275,000SH SOLE 275,000
THOMSON REUTERS CORPCOMMON 884903105313653.45 8,108,931SH
SOLE 8,108,931 TIFFANY & CO COMMON 886547108 5555.21
114,800SH SOLE 114,800 TIME WARNER INC COM NEW 887317303
852.21 27,000SH SOLE 27,000 TOMKINS PLC SP ADR (4 ORD890030208
3858.58 182,700SH SOLE 182,700 TORAY INDS ADR(REP10SHS
890880206 11320.15 198,100SH SOLE 198,100 TORONTO DOMINION BK
COMMON 891160509804158.7210,801,326SH SOLE 10,801,326
UNILEVER N.V NY SHARES(1 O904784709 646.18 21,000SH SOLE
21,000 UNITED TECHNOLOGIES COMMON 913017109118095.57
1,609,970SH SOLE 1,609,970 UPM KYMMENE CORP SP ADR 915436109
566.26 32,100SH SOLE 32,100 VOLVO AKTIEBOLAGET ADR (1 ORD) 928856400 8494.31 559,600SH SOLE 559,600 WAL MART STORES INC
COMMON 931142103122710.01 2,226,440SH SOLE 2,226,440 WELLS
FARGO & CO COMMON 949746101 64896.61 2,507,706SH SOLE
2,507,706 YAHOO INC COMMON 984332106 439.23 30,100SH SOLE
30,100 YUM BRANDS INC COMMON 988498101 79654.49 1,679,320SH
SOLE 1,679,320 TALISMAN ENERGY INC COMMON
8742SE103468666.2326,037,013SH SOLE 26,037,013 VALE S.A ADR(1
ORD SHR204412209 61454.00 1,908,400SH SOLE 1,908,400 AT&T INC
COMMON 00206R102139351.76 4,731,442SH SOLE 4,731,442 ALTRIA
GROUP INC COMMON 02209S103 351.25 14,200SH SOLE 14,200 BCE
INC COMMON 05534B760 76660.46 2,289,739SH SOLE 2,289,739 BNP
PARIBAS SP ADR(0.50 S05565A202 10167.82 278,600SH SOLE 278,600
BANCO SANTANDER SA ADR (1 ORD) 05964H105 17770.10 1,363,023SH
SOLE 1,363,023 BARRICK GOLD CORP COMMON USD 067901108
9581.56 201,000SH SOLE 201,000 CML HEALTHCARE IN FDTRUST
UNIT 12582P105 192.44 16,676SH SOLE 16,676 CAMECO CORP
COMMON 13321L108442372.7915,467,580SH SOLE 15,467,580 CDN
PACIFIC RAILWAY COMMON 13645T100 1018.33 16,200SH SOLE
16,200 CENOVUS ENERGY COMMON
15135U109396795.0113,409,767SH SOLE 13,409,767 CENOVUS ENERGY
INC COMMON 15135U109 37034.18 1,250,000SH SOLE 1,250,000 CISCO
SYSTEMS INC COMMON 17275R102 88666.87 3,931,555SH SOLE
3,931,555 DIAGEO P L C SP ADR (4 ORD25243Q205 47455.37 667,760SH
SOLE 667,760 DUKE ENERGY CORP COMMON 26441C105 310.04
17,000SH SOLE 17,000 EMBRAER-EMPRESA BRASADR(4 ORD
SHR29081M102 42839.54 1,465,300SH SOLE 1,465,300 ENBRIDGE INC
COMMON 29250N105 35860.56 665,440SH SOLE 665,440 EXELON CORP
COMMON 30161N101 67076.52 1,529,720SH SOLE 1,529,720 EXPERIAN
PLC SPONSORED ADR30215C101 7877.20 705,000SH SOLE 705,000
EXXON MOBIL CORP COMMON 30231G102156068.27 2,452,695SH
SOLE 2,452,695 FRANCE TELECOM SP ADR (1 ORD35177Q105 32298.91
1,456,770SH SOLE 1,456,770 GOLDMAN SACHS GROUP COMMON 38141G104129192.03 867,710SH SOLE 867,710 GOOGLE INC CLASS A
38259P508118062.33 218,045SH SOLE 218,045 CGI GROUP INC CLASS
A SUB V39945C109 30348.83 1,959,253SH SOLE 1,959,253 IESI-BFC LTD
COMMON 44951D108 225.98 9,600SH SOLE 9,600 IAMGOLD CORP
COMMON 450913108 1787.30 98,000SH SOLE 98,000 JPMORGAN
CHASE & CO COMMON 46625H100158813.45 4,050,900SH SOLE
4,050,900 KRAFT FOODS INC CLASS A 50075N104 1587.17 49,943SH
SOLE 49,943 MAGNA INTL INC COMMON 559222401 5167.39 61,000SH
SOLE 61,000 MANULIFE FINCL CORP COMMON
56501R106273663.9321,083,508SH SOLE 21,083,508 MERCK & CO INC
COMMON 58933Y105191380.95 5,048,705SH SOLE 5,048,705
MONSANTO CO COMMON 61166W101 55251.70 1,119,400SH SOLE
1,119,400 MOSAIC CO COMMON 61945A107 52122.40 861,370SH SOLE
861,370 NEXEN INC COMMON 65334H102 637.97 30,820SH SOLE
30,820 NOVARTIS AG ADR (1 ORD CH66987V109 75439.51 1,270,270SH
SOLE 1,270,270 POTASH CORP OF SASK COMMON
73755L107313058.59 2,122,575SH SOLE 2,122,575 POTASH CORP OF
SASK COMMON 73755L107 2773.82 18,700SH SOLE 18,700 PRECISION
DRILLING COMMON 74022D308 643.81 91,711SH SOLE 91,711
PROGRESS ENERGY RES COMMON 74326Y107 129.54 11,100SH SOLE
11,100 RESEARCH IN MOTION COMMON 760975102 39155.08
780,900SH SOLE 780,900 SCOTTISH &SOUTH ENERADR 81012K309
1111.66 61,300SH SOLE 61,300 STATOIL ASA SP ADR(1 ORD 85771P102
5887.42 272,500SH SOLE 272,500 TMX GROUP INC COMMON
87261X108 77537.78 2,451,400SH SOLE 2,451,400 TELUS CORP
COMMON 87971M103108732.81 2,378,233SH SOLE 2,378,233 TELUS
CORP NON VTG 87971M202 221.41 5,077SH SOLE 5,077 3M COMPANY COMMON 88579Y101 946.52 10,600SH SOLE 10,600 TIM HORTONS INC COMMON 88706M103179838.56 4,798,254SH SOLE 4,798,254 TIME
WARNER CABLE COMMON NEW 88732J207 1895.92 34,100SH SOLE
34,100 TRANSALTA CORP COMMON 89346D107135742.45 6,181,350SH
SOLE 6,181,350 TRANSCANADA CORP COMMON 89353D107 81829.99 2,143,830SH SOLE 2,143,830 TRANSCANADA CORP COMMON
89353D107 726.30 19,000SH SOLE 19,000 ULTRA PETROLEUM
COMMON 903914109 95784.77 2,215,650SH SOLE 2,215,650
UNITEDHEALTH GRP INCCOMMON 91324P102 95401.96 2,638,600SH
SOLE 2,638,600 VERIZON COMMUNICATNSCOMMON 92343V104
90663.18 2,701,430SH SOLE 2,701,430 VIACOM INC CLASS B
92553P201 53400.34 1,432,856SH SOLE 1,432,856 VODAFONE GRP PLC
ADR(10 ORDS) 92857W209 48319.42 1,891,220SH SOLE 1,891,220 WPP
PLC SP ADR(5 ORDS92933H101 32238.94 562,350SH SOLE 562,350 WAL
MART DE MEXICO SP ADR(10 SHS93114W107 52023.62 2,003,100SH
SOLE 2,003,100 XSTRATA PLC SPONS ADR 14498418K105 43.16
11,000SH SOLE 11,000 FIRST QUANTUM MNRL COMMON EFIRSTQU
7981.50 102,000SH SOLE 102,000 ACE LIMITED COMMON H0023R105161151.99 2,686,500SH SOLE 2,686,500 TRANSOCEAN LTD
COMMON H8817H100 87091.73 1,315,469SH SOLE 1,315,469 TYCO
INTL LTD COMMON H89128104 754.60 19,950SH SOLE 19,950 TYCO
ELEC LTD COMMON H8912P106 594.29 19,750SH SOLE 19,750 CHECK
POINT SOFTWAREORDINARY M22465104 32462.85 853,600SH SOLE
853,600



CHI99 3763896-1.014553.0011
CHI99 3763896-1.014553.0011